Recently issued accounting standards	6 Months Ended
Jun. 30, 2014
Recently issued accounting standards
2 Recently issued accounting standards

> Refer to “Note 2 – Recently issued accounting standards” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for a complete description of recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 for the most recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.